Insurance (Liabilities for Guarantees) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	$ 3,920	$ 3,769	$ 3,967
Incurred guaranteed benefits	496	191	(146)
Paid guaranteed benefits	(44)	(40)	(52)
Balance at December 31,	4,372	3,920	3,769
Variable Annuity Guarantees: | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	364	307	268
Incurred guaranteed benefits	102	68	74
Paid guaranteed benefits	(15)	(11)	(35)
Balance at December 31,	451	364	307
Variable Annuity Guarantees: | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	524	463	521
Incurred guaranteed benefits	78	62	(58)
Paid guaranteed benefits	(1)	(1)	0
Balance at December 31,	601	524	463
Universal and Variable Life Contracts | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,726	2,711	2,912
Incurred guaranteed benefits	291	43	(184)
Paid guaranteed benefits	(28)	(28)	(17)
Balance at December 31,	2,989	2,726	2,711
Universal and Variable Life Contracts | Secondary Guarantees | Foreign Currency Translation
Movement In Guaranteed Benefit Liability Gross Rollforward
Incurred guaranteed benefits	119	(80)	(343)
Universal and Variable Life Contracts | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	306	288	266
Incurred guaranteed benefits	25	18	22
Paid guaranteed benefits	0	0	0
Balance at December 31,	331	306	288
Ceded
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	457	417	387
Incurred guaranteed benefits	(11)	43	33
Paid guaranteed benefits	5	(3)	(3)
Balance at December 31,	451	457	417
Ceded | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	218	187	168
Incurred guaranteed benefits	(27)	31	19
Paid guaranteed benefits	0	0	0
Balance at December 31,	191	218	187
Ceded | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	214	201	186
Incurred guaranteed benefits	17	13	15
Paid guaranteed benefits	0	0	0
Balance at December 31,	231	214	201
Ceded | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	19	23	26
Incurred guaranteed benefits	0	(1)	0
Paid guaranteed benefits	5	(3)	(3)
Balance at December 31,	24	19	23
Ceded | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	6	6	7
Incurred guaranteed benefits	(1)	0	(1)
Paid guaranteed benefits	0	0	0
Balance at December 31,	5	6	6
Net
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	3,463	3,352	3,580
Incurred guaranteed benefits	507	148	(179)
Paid guaranteed benefits	(49)	(37)	(49)
Balance at December 31,	3,921	3,463	3,352
Net | Secondary Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	2,508	2,524	2,744
Incurred guaranteed benefits	318	12	(203)
Paid guaranteed benefits	(28)	(28)	(17)
Balance at December 31,	2,798	2,508	2,524
Net | Paid-Up Guarantees
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	92	87	80
Incurred guaranteed benefits	8	5	7
Paid guaranteed benefits	0	0	0
Balance at December 31,	100	92	87
Net | Guaranteed Minimum Death Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	345	284	242
Incurred guaranteed benefits	102	69	74
Paid guaranteed benefits	(20)	(8)	(32)
Balance at December 31,	427	345	284
Net | Guaranteed Minimum Income Benefit
Movement In Guaranteed Benefit Liability Gross Rollforward
Balance at January 1,	518	457	514
Incurred guaranteed benefits	79	62	(57)
Paid guaranteed benefits	(1)	(1)	0
Balance at December 31,	$ 596	$ 518	$ 457